Revenue - Summary of Disaggregated Revenue by Monetization Type (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 42,323	$ 27,980	$ 19,266
Hybrid Commission
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	15,616	14,738	11,060
Revenue Share Commission
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	3,596	3,308	3,856
CPA Commission
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	18,591	9,047	3,447
Other Revenue
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 4,520	$ 887	$ 903